UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (104.7%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2011	(1)	$ 3,095	$ 3,584
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2016	(1)	8,695	10,387
Boynton Beach FL Util. System Rev	5.375%	11/1/2013	(3)	2,400	2,712
Boynton Beach FL Util. System Rev	5.375%	11/1/2015	(3)	2,665	3,034
Boynton Beach FL Util. System Rev	5.500%	11/1/2018	(3)	3,125	3,636
Boynton Beach FL Util. System Rev	5.500%	11/1/2020	(3)	3,480	4,061
Boynton Beach FL Util. System Rev	6.250%	11/1/2020	(3)(ETM)	415	502
Brevard County FL Health Fac. Auth. Rev.
(Holmes Regional Medical Center)	5.625%	10/1/2014	(1)	2,000	2,107
Brevard County FL Util. Rev	5.250%	3/1/2012	(3)	3,805	4,234
Brevard County FL Util. Rev	5.250%	3/1/2013	(3)	2,165	2,393
Brevard County FL Util. Rev	5.250%	3/1/2014	(3)	2,045	2,262
Broward County FL Airport System Rev	5.250%	10/1/2011	(1)	10,000	10,667
Broward County FL Airport System Rev	5.000%	10/1/2023	(2)	4,330	4,566
Broward County FL Airport System Rev	5.000%	10/1/2024	(2)	5,000	5,248
Broward County FL School Board COP	5.375%	7/1/2011	(4)(Prere.)	5,755	6,440
Broward County FL School Board COP	5.375%	7/1/2011	(4)(Prere.)	6,325	7,078
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	5,170	5,864
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	4,635	5,257
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	5,205	5,904
Broward County FL School Board COP	5.500%	7/1/2018	(4)	14,575	16,228
Broward County FL School Board COP	5.500%	7/1/2019	(4)	15,710	17,491
Collier County FL School Board COP	6.250%	2/15/2013	(4)	12,500	14,802
Collier County FL School Board COP	5.375%	2/15/2017	(4)	5,725	6,294
Collier County FL School Board COP	5.375%	2/15/2018	(4)	5,000	5,481
Collier County FL School Board COP	5.375%	2/15/2019	(4)	5,000	5,487
Collier County FL School Board COP	5.375%	2/15/2020	(4)	5,695	6,232
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/2010	(1)	3,205	3,444
Davie FL Water & Sewer Rev	6.375%	10/1/2012	(2)	2,500	2,921
Dunedin FL Util. System Rev	6.750%	10/1/2008	(3)	1,115	1,260
Dunedin FL Util. System Rev	6.750%	10/1/2010	(3)	2,465	2,903
Escambia County FL Environmental Improvement Rev	5.750%	11/1/2027		6,000	6,245
Florida Board of Educ. Capital Outlay	5.500%	6/1/2014		10,000	11,279
Florida Board of Educ. Capital Outlay	5.375%	6/1/2017	(3)	4,010	4,454
Florida Board of Educ. Public Educ	5.375%	6/1/2015		12,000	13,293
Florida Board of Educ. Public Educ	5.000%	6/1/2019	(3)	20,230	21,991
Florida Board of Educ. Public Educ	5.000%	6/1/2020	(3)	11,320	12,252
Florida Board of Educ. Public Educ	5.000%	6/1/2034	(2)	15,000	15,660
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2014	(3)	8,475	9,582
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2015	(2)	12,105	13,568
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2015	(3)	8,960	10,097
Florida Division Board Financial Dept. of General Services
Rev. (Dept. of Environmental Protection)	5.750%	7/1/2005	(2)(Prere.)	3,585	3,664
Florida Housing Finance Corp. Rev	5.950%	1/1/2032	(4)	11,340	11,740
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	1.870%	3/7/2005	(1)	1,990	1,990
Florida Turnpike Auth. Rev	5.000%	7/1/2033		10,585	10,993
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2012	(3)	18,245	19,573
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/2031		10,000	10,820
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2010	(4)	3,775	4,204
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2011	(4)	4,610	5,170
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2012	(4)	5,670	6,390
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2013	(4)	3,000	3,380
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2014	(4)	5,365	6,065
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.500%	10/1/2015	(4)	3,945	4,464
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034		4,800	4,895
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/2019	(1)	17,850	22,069
Hillsborough County FL School Board COP	5.250%	7/1/2017	(1)	7,005	7,880
Hillsborough County FL School Board COP	5.500%	7/1/2018	(1)	14,945	17,177
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011	(2)(Prere.)	2,000	2,243
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011	(2)(Prere.)	4,780	5,360
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011	(2)(Prere.)	2,000	2,243
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/2011	(2)(Prere.)	2,000	2,243
Hollywood FL Water & Sewer Rev	5.000%	10/1/2012	(4)	5,785	6,369
Hollywood FL Water & Sewer Rev	5.000%	10/1/2013	(4)	3,600	3,966
Indian River County FL Water & Sewer Rev	6.500%	9/1/2008	(3)	2,540	2,839
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2016	(1)	2,500	2,731
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2017	(1)	2,895	3,149
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2018	(1)	3,300	3,582
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2019	(1)	2,280	2,470
Jacksonville FL Excise Taxes Rev	5.250%	10/1/2020	(1)	1,750	1,893
Lakeland FL Electric & Water Rev	6.050%	10/1/2009	(4)	4,000	4,510
Lakeland FL Electric & Water Rev	6.550%	10/1/2009	(4)	4,000	4,584
Lakeland FL Electric & Water Rev	0.000%	10/1/2011	(1)	8,420	6,623
Lakeland FL Electric & Water Rev	0.000%	10/1/2012	(1)	2,020	1,509
Lakeland FL Electric & Water Rev	6.050%	10/1/2014	(4)	2,000	2,377
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/2021	11,925	12,131
Lee County FL School Board COP	6.000%	8/1/2008	(4)	6,180	6,602
Miami Beach FL Water & Sewer Rev	5.625%	9/1/2017	(2)	2,550	2,855
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2017	(3)	8,940	9,974
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2018	(3)	5,000	5,578
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2019	(3)	5,500	6,121
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/2020	(3)	4,000	4,451
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/2010	(4)	1,000	1,069
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/2011	(4)	2,000	2,144
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/2012	(4)	2,620	2,809
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/2013	(4)	3,160	3,388
Miami-Dade County FL School Board COP	5.750%	10/1/2009	(4)(Prere.)	1,000	1,119
Miami-Dade County FL School Board COP	5.750%	10/1/2009	(4)(Prere.)	2,000	2,238
Miami-Dade County FL School Board COP	5.750%	10/1/2009	(4)(Prere.)	1,755	1,964
Miami-Dade County FL School Board COP	5.750%	10/1/2009	(4)(Prere.)	5,265	5,891
Miami-Dade County FL School Board COP	5.875%	10/1/2009	(4)(Prere.)	3,150	3,541
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	2,460	2,779
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	2,650	2,994
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	3,840	4,338
Miami-Dade County FL School Board COP PUT	5.500%	5/1/2011	(1)	8,500	9,395
Miramar FL Wastewater Improvement Assessment Rev	5.000%	10/1/2025	(1)%	3,280	3,440
North Broward FL Hosp. Dist. Rev	5.750%	1/15/2007	(1)	2,560	2,699
Ocala FL Water & Sewer Rev	6.000%	10/1/2005	(2)	580	591
Ocala FL Water & Sewer Rev	6.000%	10/1/2010	(2)	2,435	2,692
Ocala FL Water & Sewer Rev	5.750%	10/1/2011	(3)(Prere.)	13,605	15,666
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	1.830%	3/1/2005	LOC	7,175	7,175
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2010	(2)	6,015	6,291
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2024		5,000	5,527
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2009	(1)	2,045	2,308
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2009	(1)(ETM)	4,935	5,626
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2010	(1)(ETM)	5,260	6,096
Orange County FL Health Fac. Auth. Rev.
Orlando Regional Healthcare)	6.250%	10/1/2010	(1)	2,175	2,494
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)	6.250%	10/1/2011	(1)(ETM)	2,765	3,243
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011	(1)	1,875	2,184
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013	(1)	1,890	2,230
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013	(1)(ETM)	3,160	3,790
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016	(1)(ETM)	3,890	4,801
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016	(1)	1,610	1,940
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2018	(1)	6,770	8,235
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2021	(1)	11,500	14,187
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.830%	3/1/2005	LOC	15,000	15,000
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,170	3,624
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,500	4,001
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,955	4,521
Orange County FL School Board COP	5.375%	8/1/2017	(1)	6,590	7,023
Orange County FL School Board COP	5.375%	8/1/2022	(1)	11,500	12,238
Orange County FL School Board VRDO	1.800%	3/1/2005	(1)	11,490	11,490
Orange County FL Tourist Dev. Rev	5.900%	10/1/2010	(1)(ETM)	835	953
Orlando & Orange County FL Expressway Auth	6.500%	7/1/2010	(3)	2,000	2,322
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2014	(3)	3,000	4,064
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2015	(3)	8,360	11,577
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2016	(2)	2,000	2,203
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005	(4)	9,300	9,300
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005	(4)	11,300	11,300
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005	(4)	6,500	6,500
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005	(4)	1,000	1,000
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005	(4)	26,500	26,500
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014		5,000	5,617
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017	(ETM)	12,700	15,766
Palm Beach County FL Airport System Rev	5.750%	10/1/2011	(1)	13,645	15,494
Palm Beach County FL Airport System Rev	5.750%	10/1/2013	(1)	10,445	11,992
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2014	(3)	16,300	20,747
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015	(3)	3,000	3,875
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625%	12/1/2031		16,500	17,350
Palm Beach County FL Rev. (Raymond F. Kravis Center for the Performing Arts, Inc.) VRDO	1.800%	3/7/2005	LOC	6,500	6,500
Palm Beach County FL School Board COP	6.000%	8/1/2010	(3)(Prere.)	7,495	8,632
Palm Beach County FL School Board COP	5.375%	8/1/2015	(4)	8,190	9,068
Palm Beach County FL School Board COP	5.250%	8/1/2016	(4)	4,050	4,446
Palm Beach County FL School Board COP	5.375%	8/1/2016	(4)	4,430	4,902
Palm Beach County FL School Board COP	5.375%	8/1/2017	(4)	4,500	4,971
Palm Beach County FL School Board COP	5.250%	8/1/2018	(4)	2,300	2,514
Palm Beach County FL School Board COP VRDO	1.820%	3/7/2005	(2)	11,600	11,600
Palm Beach County FL School Board COP VRDO	1.890%	3/7/2005	(3)*	3,795	3,795
Polk County FL Util. System Rev	5.250%	10/1/2021	(3)	3,620	3,952
Sarasota County FL Util. System Rev	7.000%	10/1/2009	(3)	6,260	7,288
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/2017	(3)	2,400	2,769
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/2019	(3)	3,595	4,169
Seminole County FL Water & Sewer Rev	6.000%	10/1/2009	(1)	1,800	2,021
Seminole County FL Water & Sewer Rev	6.000%	10/1/2012	(1)	5,000	5,814
Seminole County FL Water & Sewer Rev	6.000%	10/1/2019	(1)	2,350	2,821
Seminole County FL Water & Sewer Rev	6.000%	10/1/2019	(1)(ETM)	4,000	4,789
South Broward FL Hosp. Dist. Rev	5.625%	5/1/2032	(1)	12,000	13,120
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.500%	11/15/2033		10,000	10,599
St. Lucie County FL Util. System Rev	6.500%	10/1/2008	(3)(ETM)	4,910	5,421
St. Lucie County FL Util. System Rev	5.500%	10/1/2015	(3)(ETM)	5,000	5,454
St. Lucie County FL Util. System Rev	6.000%	10/1/2020	(3)(ETM)**	5,515	6,693
Sunrise FL Util. System Rev	5.200%	10/1/2022	(2)	17,805	19,897
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.890%	3/7/2005	(2)	14,800	14,800
Tallahassee FL Energy System Rev	5.250%	10/1/2013	(4)	4,380	4,893
Tallahassee FL Energy System Rev	5.250%	10/1/2014	(4)	3,980	4,457
Tallahassee FL Energy System Rev	5.250%	10/1/2015	(4)	5,240	5,905
Tamarac FL Water & Sewer Util. Rev	5.900%	10/1/2011	(3)	3,980	4,432
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2017	(3)	5,000	5,666
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2021	(3)	22,290	25,931
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2024	(3)	23,180	26,938
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011	(1)	4,575	5,000
Outside Florida:
Puerto Rico GO	5.250%	7/1/2016		5,000	5,439
Puerto Rico GO	5.250%	7/1/2017		6,790	7,362
Puerto Rico GO	5.250%	7/1/2018		6,500	7,028
Puerto Rico GO	5.250%	7/1/2019		5,000	5,410
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005	(2)	900	900
Puerto Rico Muni. Finance Agency	6.000%	8/1/2016	(4)	6,000	6,767
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018	(4)	5,000	5,516
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012	(2)	12,000	13,083
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012	LOC	9,000	10,002

TOTAL MUNICIPAL BONDS
(Cost $1,145,292)					1,217,882

OTHER ASSETS AND LIABILITIES (4.7%)					(54,259)

NET ASSETS (100%)					$1,163,623

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of this security represented 0.3% of net assets.
**Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $1,150,587,000. Net unrealized appreciation of investment securities for tax purposes was $67,295,000, consisting of unrealized gains of $68,851,000 on securities that had risen in value since their purchase and $1,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(350)	$38,456	$146

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.